LICENSE SETTLEMENT (Details Narrative) - Consulting agreement [Member]	Oct. 12, 2017 USD ($) integer
Number of installments, consideration for license | integer	24
Monthly installment payment	$ 1,000
Consulting fees payable	$ 24,000